SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF AWARDS GRANTED

Details of the Awards granted during the six months ended September 30, 2025 and 2024:

		Number of/% of share option			Fair value per option at grant date
Grant dates		award to vest	Vesting periods		Before the Stock Bonus	After the Stock Bonus
			From	To
31-Jul-2024		65,426	31-Jul-2024	27-Aug-2026	$2.098	$0.262
31-Jul-2024		303,400	31-Jul-2024	31-Jul-2027	$2.098	$0.262
21-Aug-2024	*	0.50%	21-Aug-2024	30-Apr-2026	$2.098	$0.262
1-Sep-2025		20,000	1-Sep-2025	18-May-2026/2027/2028	$60.50	$7.563

*	Fair value of the Awards as of August 21, 2024 is with reference to the fair values determined on July 31, 2024.

SCHEDULE OF NUMBER OF UNVESTED SHARES

Number of shares options. Re-capitalization takes into account the impact of the share exchange between the Company and DSL at a ratio of 410:1 and the subsequent share subdivision on the Company at a ratio of 2:1:

Number of share options
At April 1, 2024, based on number of DSL’s shares-in-issue (audited)	1,890
Additions	69
Exercised (note a)	(44)
Pre-recapitalized balance	1,915
Post-recapitalized balance	1,570,219
Additions	566,119
Exercised (note b)	(1,003,680)
Expired	(352,600)
At March 31, 2025, based on number of Diginex Limited’s shares-in-issue (audited) (note c)	780,058
- weighted average exercise price	$0.00005
- number of share options exercisable	17,345

At April 1, 2025 (audited)	780,058
Additions	83,143
Sub-total	863,201
Stock Bonus	6,042,407
At September 30, 2025 (unaudited) (note c)	6,905,608
- weighted average exercise price	$0.00005
- number of share options exercisable	335,560

SCHEDULE OF FAIR VALUE OF THE AWARDS AND DSL AWARDS GRANTED IS ESTIMATED AT THE GRANT DATE USING DISCOUNTED

The fair value of the Awards granted is estimated at the grant date using the discounted cash flow (“DCF”) and equity allocation model (“EAM”) or Binomial Model. The following table lists the inputs to those models at respective grant date:

Dates of fair value	July 31, 2024	September 1, 2025	September 1, 2025	September 1, 2025
Valuation approach	DCF & EAM*	Binomial Model	Binomial Model	Binomial Model
Discount rate	16%	N/A	N/A	N/A
Terminal growth rate	3%	N/A	N/A	N/A
Lack of marketability discount	3%	N/A	N/A	N/A
Lack of control discount	20%	N/A	N/A	N/A
Expected Volatility	38%	36.49%	35.49%	41.26%
Risk Free Rate	N/A	3.66%	3.58%	3.62%
Option life (year)	N/A	1.72	2.72	3.72

*	The equity value at 100% basis is determined using DCF method based on the estimates of cash flows as of the grant date discounted using an appropriate discount rate, having considered relevant risk factors. Volatility is determined based on the average annualized standard deviation of the historical stock prices of listed comparable companies